LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES

Supplemental cash flow information related to operating leases was as follows:

	Nine months ended September 30,		Three months ended September 30,
	2024	2023	2024	2023
	Unaudited
	USD in thousands

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	443	262	146	143

Supplemental cash flow information related to operating leases during the period presented was as follows:

	Year ended December 31,
	2023	2022
	USD in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	479	261

SCHEDULE OF LEASE TERM AND DISCOUNT RATE RELATED TO OPERATING LEASES

Lease term and discount rate related to operating leases as of the period presented were as follows:

	December 31,
	2023	2022
	USD in thousands
Weighted-average remaining lease term (in years)	0.89	0.84
Weighted-average discount rate- leases vehicles	6%	6%
Weighted-average discount rate- leases offices	12.8%	6%

SCHEDULE OF MATURITIES LEASE LIABILITIES UNDER OPERATING LEASES

The maturities of lease liabilities under operating leases as of September 30, 2024, are as follows:

Operating leases
USD in thousands
Remainder of 2024	147
2025	552
2026	447
2027	157
Total future lease payments	1,303
Less imputed interest	(234)
Total lease liability balance	1,069

The maturities of lease liabilities under operating leases as of December 31, 2023 are as follows:

USD in thousands
Remainder of fiscal year
2024	572
2025	528
2026	403
2027	156
Total undiscounted lease payments	1,659
Less: Imputed interest	(333)
Total lease liabilities	1,326